Note 5 - Revision of Prior Period Financial Statement - Effect of the Correction on Consolidated Statement of Financial Position (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other receivables	$ 783,780	$ 658,844
Gas in storage	2,943	2,342
Other current assets	169,240	112,214
Trade and other payables	(714,110)	(590,018)
Deferred revenue	(43,228)	(38,710)
Income tax payable	(11,895)	(5,486)
Deficit	$ (1,271,136)	(1,081,139)
Previously stated [member]
Statement Line Items [Line Items]
Trade and other receivables		664,528
Gas in storage		11,812
Other current assets		109,697
Trade and other payables		(583,655)
Deferred revenue		(41,684)
Income tax payable		(7,304)
Deficit		(1,066,931)
Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Trade and other receivables		(5,684)
Gas in storage		(9,470)
Other current assets		2,517
Trade and other payables		(6,363)
Deferred revenue		2,974
Income tax payable		1,818
Deficit		$ (14,208)